DECOMMISSIONING AND REHABILITATION PROVISION - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DECOMMISSIONING AND REHABILITATION PROVISION
Discount rate used in current estimate of value in use	1.66%	1.02%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Expenditures to be incurred over certain years	18 years
Decommissioning and rehabilitation provision	$ 5,667,000	$ 6,542,000	$ 6,202,000
Cash flows required to settle the decommissioning and rehabilitation provision	6,600,000	7,322,000
Discounted amount	$ 5,667,000	$ 6,542,000